Expense Example - FidelitySustainableTargetDateFunds-ComboRetailPro - FidelitySustainableTargetDateFunds-ComboRetailPro - Fidelity Sustainable Target Date 2030 Fund - Fidelity Sustainable Target Date 2030 Fund
May 30, 2024 USD ($)
Expense Example:
1 year	$ 47
3 years	148
5 years	258
10 years	$ 579